Commitments and Contingencies - lease cost (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 50	$ 0	$ 151	$ 0	$ 21
Short term lease cost					28
Total lease cost					$ 49